Summary of significant accounting policies - AR and contract assets and allowance for uncollectible AR and contract assets (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)
Summary of significant accounting policies
Allowance for doubtful accounts	¥ (192,376,932)		¥ (24,172,284)		¥ (9,266,619)		$ (27,509,535)
Accounts receivable and contract assets, net	3,145,975,681		2,029,550,471				449,868,539
Past-due accounts receivables	1,671,316,456		601,840,014				238,995,074
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance	24,172,284	$ 3,456,591	9,266,619		21,875,166
(Reversal of) Provision for accounts receivable and contract assets (net of recovery)	242,719,252	34,708,391	35,732,133		12,233,743
Charge-off for accounts receivable and contract assets	(74,514,604)	(10,655,447)	(20,826,468)		(24,842,290)
Allowance for doubtful accounts of accounts receivable and contract assets	192,376,932		24,172,284		9,266,619		27,509,535
Allowance for accounts receivable and contract assets, Ending balance	192,376,932	27,509,535	24,172,284	$ 3,456,591	9,266,619
Recoveries of charge-off of accounts receivables and contract assets	1,674,306	239,423	876,116		244,196
Loan facilitation service
Summary of significant accounting policies
Accounts receivable and contract assets, net	2,265,148,190		1,552,073,237				323,911,882
Post-origination service
Summary of significant accounting policies
Accounts receivable and contract assets, net	320,204,893		182,035,610				45,788,691
Financing income
Summary of significant accounting policies
Accounts receivable and contract assets, net	82,869,705		75,973,998				11,850,210
Guarantee income
Summary of significant accounting policies
Accounts receivable and contract assets, net	566,604,458		184,648,331				81,023,360
Credit losses
Summary of significant accounting policies
Allowance for doubtful accounts	(192,376,932)		(24,172,284)				(27,509,535)
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance	24,172,284
Allowance for doubtful accounts of accounts receivable and contract assets	192,376,932		24,172,284				27,509,535
Allowance for accounts receivable and contract assets, Ending balance	192,376,932	27,509,535	24,172,284
Other revenue
Summary of significant accounting policies
Accounts receivable and contract assets, net	103,525,367		58,991,579				14,803,931
Loans facilitated in 2023
Provision for accounts receivable and contract assets
Gross charge-off recorded in accounts receivables and contract assets					11,940,878	$ 1,707,523
Loans facilitated in 2024
Provision for accounts receivable and contract assets
Gross charge-off recorded in accounts receivables and contract assets			25,684,320	3,672,809
Loans Facilitated In 2025
Provision for accounts receivable and contract assets
Gross charge-off recorded in accounts receivables and contract assets	38,563,712	5,514,537
Not Past-Due
Summary of significant accounting policies
Past-due accounts receivables	1,618,951,313		572,387,815				231,506,958
1 - 30 Days
Summary of significant accounting policies
Past-due accounts receivables	21,521,859		26,871,502				3,077,584
30 - 60 Days
Summary of significant accounting policies
Past-due accounts receivables	17,425,324		2,580,697				2,491,789
Over 60 days
Summary of significant accounting policies
Past-due accounts receivables	13,417,960		0				1,918,743
Xiaoying Credit Loan
Summary of significant accounting policies
Accounts receivable net	1,491,308,368		524,981,846				213,254,260
Contract assets	1,551,472,053		1,445,702,560				221,857,553
Allowance for doubtful accounts
Past-due accounts receivables	1,567,791,089						224,191,143
Provision for accounts receivable and contract assets
Accounts Receivable, Allowance for Credit Loss, Beginning Balance	17,866,589	2,554,888	4,010,770
Allowance for doubtful accounts receivable	76,482,721		17,866,589		4,010,770		10,936,883
Accounts receivable, Provision of accounts receivable (net of recovery)	133,130,736	19,037,442	34,674,923		13,063,863
Charge-off for accounts receivable assets	(74,514,604)	(10,655,447)	(20,819,104)		(24,406,436)
Accounts Receivable, Allowance for Credit Loss, Ending Balance	76,482,721	10,936,883	17,866,589	2,554,888	4,010,770
Contract assets, beginning balance	6,180,181	883,754	3,485,827		6,480,105
Allowances for doubtful contract assets	115,564,104		6,180,181		3,485,827		16,525,447
Provision for contract assets (net of recovery)	109,383,923	15,641,693	2,694,354		(2,994,278)
Charge-off for contract assets	0	0	0		0
Contract assets, ending balance	115,564,104	16,525,447	6,180,181	883,754	3,485,827
Allowance for accounts receivable and contract assets, Beginning balance					15,353,343
Allowance for doubtful accounts of accounts receivable and contract assets
Xiaoying Credit Loan | Loan facilitation service
Summary of significant accounting policies
Accounts receivable gross	1,020,377,108		287,995,740				145,911,985
Contract assets gross	1,244,771,082		1,264,077,497				177,999,897
Xiaoying Credit Loan | Post-origination service
Summary of significant accounting policies
Accounts receivable gross	144,057,260		33,776,512				20,599,914
Contract assets gross	176,147,633		148,259,098				25,188,777
Xiaoying Credit Loan | Financing income
Summary of significant accounting policies
Accounts receivable gross	82,869,705		75,514,367				11,850,210
Contract assets gross	0		459,631				0
Xiaoying Credit Loan | Guarantee income
Summary of significant accounting policies
Accounts receivable gross	320,487,016		145,561,816				45,829,034
Contract assets gross	246,117,442		39,086,515				35,194,326
Xiaoying Credit Loan | Credit losses
Provision for accounts receivable and contract assets
Accounts Receivable, Allowance for Credit Loss, Beginning Balance	17,866,589
Allowance for doubtful accounts receivable	76,482,721		17,866,589				10,936,883
Accounts Receivable, Allowance for Credit Loss, Ending Balance	76,482,721	10,936,883	17,866,589
Contract assets, beginning balance	6,180,181
Allowances for doubtful contract assets	115,564,104		6,180,181				16,525,447
Contract assets, ending balance	115,564,104	16,525,447	6,180,181
Xiaoying Credit Loan | Other revenue
Summary of significant accounting policies
Accounts receivable gross	0		0				0
Contract assets gross	0		0				0
Xiaoying Credit Loan | Not Past-Due
Summary of significant accounting policies
Past-due accounts receivables	1,538,110,113						219,946,820
Xiaoying Credit Loan | 1 - 30 Days
Summary of significant accounting policies
Past-due accounts receivables	9,235,273						1,320,626
Xiaoying Credit Loan | 30 - 60 Days
Summary of significant accounting policies
Past-due accounts receivables	12,776,048						1,826,951
Xiaoying Credit Loan | Over 60 days
Summary of significant accounting policies
Past-due accounts receivables	7,669,655						1,096,746
Other service
Summary of significant accounting policies
Accounts receivable gross			58,866,065
Accounts receivable net	103,195,260						14,756,726
Past-due accounts receivables	103,525,367		58,991,579				14,803,931
Provision for accounts receivable and contract assets
Accounts Receivable, Allowance for Credit Loss, Beginning Balance	125,514	17,949	1,757,267			0
Allowance for doubtful accounts receivable	330,107		125,514		1,757,267		47,205
Accounts receivable, Provision of accounts receivable (net of recovery)	204,593	29,256	(1,631,753)		1,757,267
Charge-off for accounts receivable assets	0	0	0			$ 0
Accounts Receivable, Allowance for Credit Loss, Ending Balance	330,107	47,205	125,514	$ 17,949	1,757,267
Other service | Loan facilitation service
Summary of significant accounting policies
Accounts receivable gross	0		0				0
Other service | Post-origination service
Summary of significant accounting policies
Accounts receivable gross	0		0				0
Other service | Financing income
Summary of significant accounting policies
Accounts receivable gross	0		0				0
Other service | Guarantee income
Summary of significant accounting policies
Accounts receivable gross	0		0				0
Other service | Credit losses
Provision for accounts receivable and contract assets
Accounts Receivable, Allowance for Credit Loss, Beginning Balance	125,514
Allowance for doubtful accounts receivable	330,107		125,514				47,205
Accounts Receivable, Allowance for Credit Loss, Ending Balance	330,107	$ 47,205	125,514
Other service | Other revenue
Summary of significant accounting policies
Accounts receivable gross	103,525,367		58,991,579				14,803,931
Other service | Not Past-Due
Summary of significant accounting policies
Past-due accounts receivables	80,841,200		38,166,429				11,560,138
Other service | 1 - 30 Days
Summary of significant accounting policies
Past-due accounts receivables	12,286,586		20,825,150				1,756,958
Other service | 30 - 60 Days
Summary of significant accounting policies
Past-due accounts receivables	4,649,276		0				664,838
Other service | Over 60 days
Summary of significant accounting policies
Past-due accounts receivables	5,748,305		0				$ 821,997
Other loans
Summary of significant accounting policies
Allowance for doubtful accounts
Past-due accounts receivables			542,848,435
Provision for accounts receivable and contract assets
Accounts Receivable, Allowance for Credit Loss, Beginning Balance	¥ 0		12,755
Allowance for doubtful accounts receivable			0		12,755
Accounts receivable, Provision of accounts receivable (net of recovery)			(5,391)		409,477
Charge-off for accounts receivable assets			(7,364)		(435,854)
Accounts Receivable, Allowance for Credit Loss, Ending Balance			0		12,755
Contract assets, beginning balance			0		2,586
Allowances for doubtful contract assets					0
Provision for contract assets (net of recovery)					(2,586)
Charge-off for contract assets					0
Contract assets, ending balance					0
Allowance for accounts receivable and contract assets, Beginning balance					¥ 39,132
Allowance for doubtful accounts of accounts receivable and contract assets
Other loans | Not Past-Due
Summary of significant accounting policies
Past-due accounts receivables			534,221,386
Other loans | 1 - 30 Days
Summary of significant accounting policies
Past-due accounts receivables			6,046,352
Other loans | 30 - 60 Days
Summary of significant accounting policies
Past-due accounts receivables			2,580,697
Other loans | Over 60 days
Summary of significant accounting policies
Past-due accounts receivables			¥ 0